U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                                    FORM 24F-2
                                         Annual Notice of Securities Sold
                                              Pursuant to Rule 24f-2

                              Read  instructions at end of Form before preparing
Form.
                              Please print or type.

1.  Name and address of issuer:

                             The Gabelli Growth Fund
                                               One Corporate Center
                                             Rye, New York 10580-1430

2.  Name of each series or class of funds for which this notice is filed:

                             The Gabelli Growth Fund

3.  Investment Company Act File Number:

                                                     811-4873

      Securities Act File Number:

                                                     33-10583

4.  Last day of fiscal year for which this notice is filed:

                                December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                        [ ]

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                                  Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                 152,790 shares*
                                   $3,714,325

*Of these shares, 152,790 shares are being used to reduce the registration fee pursuant to this Rule 24f-2 Notice, leaving no shares unsold.


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                467,044.76 shares*
                                                    $10,863,461

*Of these shares, 467,044.76 shares are being used to reduce the registration fee pursuant to this Rule 24f-2 Notice, leaving no shares unsold.

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                18,297,462 shares
                                  $445,159,849

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                17,677,627 shares
                                  $430,582,063

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                                 2,151,430 shares
                                                    $51,935,527
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12.  Calculation of registration fee:
( i)Aggregate sale price of securities sold during the fiscal
year in reliance on rule 24f-2 (from Item 10):                  $430,582,063

(ii)Aggregate price of shares issued in connection with
dividend reinvestment plans (from Item 11, if applicable):      +$ 51,935,527

(iii) Aggregate price of shares redeemed or repurchased during
the fiscal year (if applicable)                                 -$470,483,852

(iv)Aggregate price of shares redeemed or repurchased and
previously applied as a reduction to filing fees pursuant to
rule 24e-2 (if applicable):                                               + 0

( v)Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):                          $ 12,033,738

(vi)Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
(see Instruction C.6):                                               x 1/3300

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:      $ 3,646.59

     Instructions: Issuer should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).
                                                       [ X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                February 27, 1997

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                                                    SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


                               /s/ Bruce N. Alpert
                                 Bruce N. Alpert
                             President and Treasurer

                             Date: February 28, 1997

*Please print the name and title of the signing officer below the signature